Common stock	12 Months Ended
Mar. 31, 2016
Common stock

14. Common stock

The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2014, 2015 and 2016:

	2014	2015	2016
	(shares)
Balance at beginning of fiscal year	24,164,864,477	24,263,885,187	24,621,897,967
Issuance of new shares of common stock due to conversion of Eleventh series class XI preferred stock	99,020,710	351,822,780	403,667,690
Issuance of new shares of common stock due to exercise of stock acquisition rights	—	6,190,000	4,960,000

Balance at end of fiscal year	24,263,885,187	24,621,897,967	25,030,525,657